STOCK OPTIONS AND WARRANTS (Detail Textuals 1) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended	84 Months Ended		1 Months Ended			6 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012		Jan. 31, 2012 Stock Options Individuals Individual	Jan. 31, 2012 Stock Options Officer	Jan. 31, 2012 Stock Options Independent Director Individual Director	Jun. 30, 2012 Stock Options Independent Director	Jan. 31, 2012 Stock Options Deputy Managing Director Of Subsidiary	Sep. 30, 2012 Stock Options Deputy Managing Director Of Subsidiary	Jan. 02, 2012 Stock Options Son of the Company's President	Jan. 31, 2012 Stock Options Son of the Company's President	Jun. 30, 2012 Stock Options Son of the Company's President	Sep. 30, 2012 Stock Options Consultant	Dec. 31, 2011 Stock Options Consultant	Dec. 31, 2010 Stock Options Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals												13		2
Number of officers													3
Number of independent directors														3
Number of shares granted	21,000	1,994,000										1,994,000	1,049,000	150,000		750,000		5,000	10,000
Deputy Managing Director of Omagine LLC who is also a consultant to Omagine who also holds																160,000
Weighted Average Exercise Price, Granted															$ 1.70	$ 1.25
Consulting fees per month																			$ 2,000
Consulting fees			192,509	90,409	553,413	139,809	413,130	52,207	1,223,650 [1]	1,777,063	[1]									1,000	18,000	24,000	20,000
Sponsorship fee			$ 30,220		$ 30,220					$ 30,220	[1]						$ 30,220

[1]	As Restated - Note 10